Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues
Services revenue									$ 73,244,083	$ 109,691,001
Total Revenue	$ 23,896,448		$ 19,657,905				$ 50,782,073	$ 54,596,333	73,244,083	109,691,001
Operating Expenses
Cost of revenues	10,053,666		9,787,350				22,127,832	30,805,155
Cost of goods sold (exclusive of depreciation and amortization shown below)									38,021,519	59,436,674
Depreciation and amortization	249,447		499,876				8,325,628	1,413,074	4,836,538	1,841,874
Sales and marketing	9,588,385		5,202,525				17,354,517	16,178,375	19,587,073	30,324,059
General and administrative	5,985,459		7,151,005				21,319,509	15,893,998	21,628,725	12,949,067
Total Operating Expenses	25,876,957		22,640,756				69,127,486	64,290,602	84,073,855	104,551,674
LOSS FROM OPERATIONS	(1,980,509)		(2,982,851)				(18,345,413)	(9,694,269)	(10,829,772)	5,139,327
Other Income (Expense)
Other income	165,308		137,508				300,999	188,329	233,151	(183,401)
Interest expense	(129,719)		(209,227)				(130,007)	(294,257)	(333,539)	(110,857)
Gain on change in fair value of warrant liabilities	124,200		138,000				691,380	828,000	69,000
Total Other Income	159,789		66,281				862,372	722,072	(31,388)	(294,258)
NET LOSS FROM OPERATIONS BEFORE INCOME TAXES	(1,820,720)		(2,916,570)				(17,483,041)	(8,972,197)	(10,861,160)	4,845,069
Income tax benefit (provision)	(48,752)		44,146				(385,258)	235,352	988,802
NET LOSS	(1,869,472)		(2,872,424)				(17,868,299)	(8,736,845)	(9,872,358)	4,845,069
Less: net loss attributable to Sunergy Renewables LLC prior to the business combination								(523,681)	(523,681)
NET LOSS SUBSEQUENT TO THE BUSINESS COMBINATION	(1,869,472)		(2,872,424)				(17,868,299)	(8,213,164)	(9,348,677)	4,845,069
Less: Net income (loss) attributable to redeemable non-controlling interests	1,355,548		(2,448,162)				(5,866,178)	(5,979,621)	(6,679,788)
NET LOSS ATTRIBUTABLE TO CLASS A COMMON STOCKHOLDERS	(3,225,020)	$ (2,415,836)	$ (424,262)	$ (277,790)			(12,002,121)	$ (2,233,543)	$ (2,668,889)	$ 4,845,069
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)			$ 0.49					$ 0.49	$ (0.48)	$ 4.85
Weighted-average number of shares outstanding:
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – DILUTED (in Shares)									5,546,925	1,000,000
Loss per share:
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)			0.49					0.49	$ (0.48)	$ 4.85
LOSS PER CLASS A COMMON SHARE – BASIC (in Dollars per share)			0.3						(0.48)	4.85
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)			$ 0.49					$ 0.49	$ (0.48)	$ 4.85
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – BASIC (in Shares)									5,546,925	1,000,000
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – DILUTED (in Shares)									5,546,925	1,000,000
COMPREHENSIVE LOSS
Foreign currency translation adjustments	4,895						4,895
NET COMPREHENSIVE LOSS	(3,229,915)		(424,262)				(12,007,016)	(2,233,543)
Nonrelated Party
Revenues
Total Revenue	16,879,429		17,329,201				33,072,267	36,457,234	$ 51,088,065	$ 94,226,149
Related Party
Revenues
Total Revenue	$ 7,017,019		$ 2,328,704				$ 17,709,806	$ 18,139,099	22,156,018	15,464,852
Heliogen, Inc.
Revenues
Services revenue				786,000		$ 1,740,000			19,844,000	888,000
Grant revenue		114,000		1,475,000	114,000	2,049,000			3,380,000	3,557,000
Total Revenue		114,000		2,261,000	114,000	3,789,000			23,224,000	4,445,000
Operating Expenses
Cost of services revenue (including depreciation)				2,454,000		3,357,000			4,655,000	3,677,000
Cost of grant revenue		114,000		1,475,000	114,000	2,049,000			3,380,000	3,517,000
Contract loss (adjustments) provisions									(74,117,000)	52,854,000
Cost of revenues		114,000		3,929,000	114,000	5,406,000			(66,082,000)	60,048,000
Gross profit (loss)				(1,668,000)		(1,617,000)			89,306,000	(55,603,000)
Selling, general and administrative		5,444,000		9,505,000	10,560,000	21,860,000			36,320,000	49,495,000
Research and development		305,000		4,751,000	1,393,000	8,542,000			16,335,000	21,028,000
Impairment and other charges		94,000		4,128,000	1,249,000	4,160,000			7,024,000	8,934,000
Gain on lease terminations		(316,000)			(794,000)
Total Operating Expenses		5,527,000		18,384,000	12,408,000	34,562,000			59,679,000	79,457,000
LOSS FROM OPERATIONS		(5,527,000)		(20,052,000)	(12,408,000)	(36,179,000)			29,627,000	(135,060,000)
Interest income		278,000		675,000	578,000	1,358,000			2,299,000	1,448,000
Other Income (Expense)
Other income		5,171,000		52,000	5,398,000	297,000			561,000	3,473,000
Gain on change in fair value of warrant liabilities		(14,000)		45,000	(17,000)	21,000			66,000	542,000
NET LOSS FROM OPERATIONS BEFORE INCOME TAXES		(92,000)		(19,280,000)	(6,449,000)	(34,503,000)			32,553,000	(129,597,000)
Income tax benefit (provision)				(2,000)	(2,000)	(4,000)			(6,000)	(1,000)
NET LOSS ATTRIBUTABLE TO CLASS A COMMON STOCKHOLDERS		$ (92,000)		$ (19,282,000)	$ (6,451,000)	$ (34,507,000)			$ 32,547,000	$ (129,598,000)
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)		$ (0.01)		$ (3.19)	$ (1.04)	$ (5.72)			$ 5.22	$ (22.26)
Weighted-average number of shares outstanding:
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – DILUTED (in Shares)		6,209,551		6,045,324	6,189,927	6,033,158			6,231,240	5,822,389
Loss per share:
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)		$ (0.01)		$ (3.19)	$ (1.04)	$ (5.72)			$ 5.22	$ (22.26)
LOSS PER CLASS A COMMON SHARE – BASIC (in Dollars per share)		(0.01)		(3.19)	(1.04)	(5.72)			5.36	(22.26)
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)		$ (0.01)		$ (3.19)	$ (1.04)	$ (5.72)			$ 5.22	$ (22.26)
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – BASIC (in Shares)		6,209,551		6,045,324	6,189,927	6,033,158			6,071,530	5,822,389
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – DILUTED (in Shares)		6,209,551		6,045,324	6,189,927	6,033,158			6,231,240	5,822,389
COMPREHENSIVE LOSS
NET COMPREHENSIVE LOSS		$ (150,000)		$ (19,284,000)	$ (6,536,000)	$ (34,510,000)			$ 32,552,000	$ (129,521,000)
Class A Common Stock
Other Income (Expense)
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)	$ (0.12)		$ (0.08)				$ (0.53)	$ (0.6)
Weighted-average number of shares outstanding:
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – DILUTED (in Shares)	27,307,260		5,053,942				22,489,940	3,696,721
Loss per share:
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)	$ (0.12)		$ (0.08)				$ (0.53)	$ (0.6)
LOSS PER CLASS A COMMON SHARE – BASIC (in Dollars per share)	(0.12)		(0.08)				(0.53)	(0.6)
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)	$ (0.12)		$ (0.08)				$ (0.53)	$ (0.6)
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – BASIC (in Shares)	27,307,260		5,053,942				22,489,940	3,696,721
WEIGHTED-AVERAGE CLASS A COMMON SHARES OUTSTANDING – DILUTED (in Shares)	27,307,260		5,053,942				22,489,940	3,696,721